Borrowings (Details 2) - ILS (₪) ₪ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Loans from banks and financial institutions			₪ 761,710
Loans provided to the Company [Member]
Disclosure of detailed information about borrowings [line items]
Loans from banks and financial institutions	[1]		59,082
Loans provided to PC [Member]
Disclosure of detailed information about borrowings [line items]
Loans from banks and financial institutions	[2]		332,705
Loans provided to SPV holding the Radisson Complex [Member]
Disclosure of detailed information about borrowings [line items]
Loans from banks and financial institutions			₪ 369,923

[1]	During December 2017, the Company repaid the entire loan to Bank Hapoalim in amount of approximately NIS 59 million.
[2]	Following the sale of PC subsidiaries, all PC bank loan were derecognized in amount of approximately NIS 333 million.